UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 76.1%
	Residential – 76.1%
$ 4,550	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.382%	12/25/36	Caa1	$ 3,151,978
1,035	AH Mortgage Advance Trust, Series 2010-ADV2, 144A	8.830%	5/10/41	BBB	1,037,588
1,835	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	1,966,276
9,452	Asset Backed Funding Corporation, Asset Backed Certificates, Series 2006-OPT3, (3)	0.422%	11/25/36	Caa3	4,797,489
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1, (3)	0.502%	9/25/36	A	484,038
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	A1	2,106,333
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	5.809%	2/10/51	BBB	1,213,046
3,739	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.827%	6/25/47	CCC	3,147,436
7,004	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2006-4	5.204%	10/25/36	CCC	4,828,503
7,735	Bear Stearns Adustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	2.867%	10/25/35	BB	6,577,480
9,359	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.422%	6/25/46	Ca	4,285,722
5,841	Bear Stearns ARM Trust, Mortgage Pass Through Certificates, Series 2007-1	5.256%	2/25/47	CCC	3,868,740
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25	5.835%	9/11/42	A+	3,430,406
9,320	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5	0.730%	10/25/35	AA+	5,253,004
5,000	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.400%	6/25/37	A+	3,615,335
4,238	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.443%	3/25/37	CCC	3,100,885
1,996	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.863%	3/25/36	Caa3	1,530,106
5,423	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, sEROES 2005-3	2.893%	8/25/35	Caa2	4,599,208
4,409	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.557%	11/25/36	CCC	2,769,401
5,577	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.139%	11/25/36	D	3,536,212
3,398	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	5.777%	7/25/37	Caa3	2,534,398
1,445	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	CCC	1,025,616
598	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	B	592,363
4,500	Countrywide Asset-Backed Certificates Trust 2006-22	0.360%	5/25/47	A-	4,342,532
7,749	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.400%	3/25/47	B-	5,286,240
2,027	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.374%	2/20/36	Caa3	1,309,820
8,479	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.500%	4/25/36	BB-	7,596,643
5,339	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	3.117%	3/25/36	CCC	3,703,298
4,940	Dominos Pizza Master Issuer LLC, Series 2007-1 144A	5.261%	4/25/37	BBB-	5,026,450
19,000	Federal National Mortgage Association (MDR) (WI/DD)	4.000%	TBA	AAA	18,685,322
9,952	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.391%	12/25/36	AAA	1,445,300
11,067	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.151%	12/25/36	AAA	1,520,884
20,960	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.051%	8/25/37	AAA	2,872,880
41	Federal National Mortgage Association 878334	6.000%	5/1/36	AAA	44,394
37	Federal National Mortgage Association 933166	6.000%	11/1/37	AAA	39,927
48	Federal National Mortgage Association 972305	6.000%	2/1/38	AAA	52,567
168	Federal National Mortgage Association 988936	6.000%	8/1/38	AAA	183,473
68	Federal National Mortgage Association AD0208	6.000%	8/1/39	AAA	74,091
5,528	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	CCC	4,390,680
4,988	First Horizon Alternative Mortgage Securities, Mortage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	CCC	4,010,616
396	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.827%	5/25/37	CCC	284,012
3,860	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.709%	8/25/37	D	2,877,280
7,395	Freddie Mac Multi-Class Certificates, (I/O)	6.415%	12/15/36	AAA	843,958
4,983	Freddie Mac Multi-Class Certificates, Series 3175, (I/O)	6.895%	6/15/36	AAA	725,808
16,894	Freddie Mac Multi-Class Certificates, Series 3255, (I/O)	6.445%	12/15/36	AAA	2,619,415
12,261	Freddie Mac Multi-Class Certificates, Series 3411, (I/O)	6.745%	8/15/36	AAA	1,584,247
18,147	Freddie Mac Multi-Class Certificates, Series 3415, (I/O)	6.045%	8/15/35	AAA	2,190,642
15,666	Freddie Mac Multi-Class Certificates, Series 3591, (I/O)	6.145%	6/15/39	AAA	1,789,803
12,847	Freddie Mac Multi-Class Certificates, Series 3591, (I/O)	5.945%	10/15/39	AAA	1,518,688
28,422	Freddie Mac Multi-Class Certificates, Series 3623, (I/O)	5.965%	1/15/40	AAA	3,704,831
11,448	Freddie Mac Multi-Class Certificates, Series 3631, (I/O)	6.195%	2/15/40	AAA	1,635,941
13,165	Freddie Mac REMIC, (I/O)	6.395%	5/15/36	AAA	1,960,808
27,413	Freddie Mac REMIC, (I/O)	6.365%	7/15/36	AAA	3,771,459
2,870	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A	5.354%	12/26/46	AAA	2,911,379
5,037	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	CC	3,655,926
4,388	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.330%	2/25/37	CCC	2,424,407
2,760	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-FM3	0.480%	11/25/36	CCC	1,151,803
1,698	Government National Mortgage Association Pool	4.500%	10/20/39	AAA	506,055
1,000	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5	5.224%	4/10/37	Aaa	1,064,781
4,553	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.881%	4/25/36	CCC	3,334,585
6,339	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	5.553%	5/25/47	CCC	4,622,719
5,300	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.360%	10/25/36	CCC	2,424,427
3,368	IndyMac INDA Mortgage Loan Trust 2006- AR1	5.643%	8/25/36	AAA	3,240,756
6,638	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	5.928%	7/25/37	CCC	5,260,493
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.969%	8/15/42	A2	7,546,681
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	4,318,138
1,309	JP Morgan Mortgage Trust, Mortgage Pass-Through Certifcates, Series 2007-A4	5.195%	6/25/37	CCC	1,028,744
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	BBB	6,454,290
2,600	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C5	5.017%	9/15/40	A+	2,672,223
2,241	Leaf II Receivables Funding LLC, 144A	5.000%	2/20/22	N/R	2,128,636
1,381	Leaf II Receivables Funding LLC, 144A	5.000%	1/20/19	N/R	1,320,744
6,410	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	4,982,120
1,370	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.301%	6/25/37	CCC	995,317
1,222	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.360%	3/25/37	CCC	866,204
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.697%	12/25/35	B+	6,566,478
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.331%	1/12/44	Aa2	4,939,513
2,358	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series Series 2006-7	6.141%	6/25/36	CCC	1,385,198
1,635	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	1,714,842
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	Aa1	4,779,816
4,461	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.607%	3/25/36	CCC	2,722,569
2,521	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.058%	8/25/35	Ba3	1,853,341
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.430%	9/25/37	CCC	1,103,018
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,790,380
3,286	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.314%	5/25/35	CCC	2,256,704
7,717	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	3.139%	9/19/35	CCC	6,229,742
3,422	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Ca	1,763,068
4,805	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.683%	7/27/37	D	3,276,237
3,009	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	5.938%	9/25/36	CCC	2,363,080
4,322	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	CCC	3,762,098
4,465	Residential Funding Mortgage Securities I,Mortgage Pass Through Certificates, Series 2007-SA2	5.612%	4/25/37	Caa3	3,334,248
4,364	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.837%	8/25/36	CCC	3,581,701
4,935	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.246%	2/20/47	CCC	4,219,350
3,400	Sierra Receivables Funding Company, Series 2011-1A, 144A, (3), (4)	6.190%	6/20/18	BB	3,369,188
4,459	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	5.455%	4/25/37	CCC	3,322,753
1,326	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.843%	10/25/37	Caa1	1,153,156
2,578	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.754%	10/25/37	Caa1	2,030,058
7,086	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.672%	2/25/37	CCC	5,202,491
625	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.509%	4/15/47	Aa2	646,540
1,212	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.477%	4/25/33	B+	1,081,499
4,130	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,500,809
6,009	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.397%	12/25/36	CCC	4,729,142
2,154	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	6.153%	12/28/37	CCC	1,650,565
993	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	4.920%	10/25/36	CCC	823,555
503	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.468%	10/25/36	CCC	410,935
2,258	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	4.338%	7/25/36	CCC	1,865,824
598	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.926%	9/25/36	Caa1	540,596
1,237	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.811%	9/25/36	Caa2	1,028,403
2,144	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.908%	4/25/36	BB	1,968,653
575,225	Total Residential				309,419,550
$ 575,225	Total Mortgage-Backed Securities (cost $292,640,383)				309,419,550
	PPIP Limited Partnership – 24.3%
$ –	Wellington Management Legacy Securities PPIF, LP, DD1, (3), (4)	N/A	N/A	N/A	$ 98,525,235
$ –	Total PPIP Limited Partnership (cost $85,728,596)				98,525,235

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 8.1%
$ 32,702	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $32,702,118, collateralized by $32,830,000 U.S. Treasury Notes, 1.375%, due 5/15/13, value $33,358,670	0.010%	4/01/11		$ 32,702,109
	Total Short-Term Investments (cost $32,702,109)				32,702,109
	Total Investments (cost $411,071,088) – 108.5%				440,646,894
	Other Assets Less Liabilities – (8.5)% (5)				(34,640,000)
	Net Assets – 100%				$ 406,006,894

Investments in Derivatives
Futures Contracts outstanding at March 31, 2011:

					Unrealized
	Contract	Number of	Contract		Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(311)	6/11	$ (67,836,875)	$ (25,972)
	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$300,768,835	$8,650,715	$309,419,550
PPIP Limited Partnerships	—	—	98,525,235	98,525,235
Short-Term Investments	—	32,702,109	—	32,702,109
Derivatives:
Futures Contracts*	(25,972)	—	—	(25,972)
Total	$(25,972)	$333,470,944	$107,175,950	$440,620,922
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Mortgage-Backed Securities	Level 3 PPIP Limited Partnership Securities	Level 3 Total
Balance at the beginning of period	$2,534,210	$86,931,662	$89,465,872
Gains (losses):			—
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	344,567.00	2,093,573.00	2,438,140
Purchases at cost	3,399,408	9,500,000	12,899,408
Sales at proceeds	—	—	—
Net discounts (premiums)	2,382	—	2,382
Transfers into	5,281,527	—	5,281,527
Transfers out of	(2,911,379)	—	(2,911,379)
Balance at the end of period	$8,650,715	$98,525,235	$107,175,950

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative	Asset Derivatives		Liability Derivatives
Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on open futures contracts	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$25,972

* Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolios of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $411,071,088.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:
Gross unrealized:
Appreciation	$32,354,607
Depreciation	(2,778,801)
Net unrealized appreciation (depreciation) of investments	$29,575,806

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(5)	Other Assets Less Liabilities includes Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
I/O	Interest only security.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.
N/R	Not rated.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.